Non-Interest Expense Detail (Tables)	12 Months Ended
Dec. 31, 2022
Non-interest Expense Detail
Schedule of Selling General and Administrative Expenses

The following table displays our selling, general and administrative expenses for the years ended December 31, 2022 and 2021:

	2022	2021
Selling, general and administrative expenses
Legal and accounting	$244	$166
Salaries and related expenses	1,611	819
Board related expenses	103	99
Advertising	134	65
Rent and utilities	74	53
Loan and foreclosed asset expenses	163	348
Travel	167	154
Other	187	169
Total SG&A	$2,683	$1,873